RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of significant related parties and their relationships with the Group

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group which management or operating policies significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. and its subsidiaries (“Yuanjing Mingde”)	A group which management or operating policies significantly influenced by a director of the Company
Vanlian (Beijing) Decoration Co., Ltd. (“Vanlian”)	An affiliate company of the Group
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shengdu	An affiliate company of the Group
Shanghai Xinhewan Industrial Development Co., Ltd (“Xinhewan”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Tencent	Principal owner of the Group

Schedule of revenues from, services provided by, and other income from related parties

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Online marketing services provided to Ziroom	72,309	104,888	90,262
Platform services provided to IFM	41,704	69,717	65,258
Agency services provided to Ziroom	55,447	53,150	34,197
Agency services and other services provided to Shengdu	—	7,565	8,700
Agency services provided to Yuanjing Mingde	35,154	4,491	5,183
Technical services provided to Tencent	—	1,608	745
Agency services, online marketing services and home renovation services provided to Vanlian	14,706	174,511	—
Commission support services provided to brokerage firms	201,385	423,448	441,471
Platform and franchise services provided to brokerage firms	1,870	8,512	13,011
Others	—	—	5,376
Total	422,575	847,890	664,203

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Services provided by related parties
Online marketing and technical services from Tencent	38,943	193,866	159,564
Rental and property management services from Yuanjing Mingde	8,753	30,609	27,379
Services from Ziroom	1,025	7,942	8,131
Referral services from IFM	8,656	10,672	5,590
Referral services from brokerage firms	426,233	831,591	673,972
Others	16,343	1,322	2,717
Total	499,953	1,076,002	877,353

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Other income
Interest income from loans provided to Xinhewan	—	—	4,301
Interest income from loans provided to IFM	2,289	2,209	(753)
Interest income from loans provided to Yuanjing Mingde	92,013	—	—
Interest income from loans provided to executive directors	1,800	—	—
Interest income from loans provided to others	1,949	1,450	2,406
Total	98,051	3,659	5,954

Schedule of lease balances and transactions with related parties

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Operating Leases
Store leases from Yuanjing Mingde	136,164	77,625
Administrative office leases from Ziroom	51	72
Total operating lease assets	136,215	77,697
Operating lease liabilities, current from Yuanjing Mingde	8,213	4,284
Operating lease liabilities, current from Ziroom	51	26
Operating lease liabilities, non-current from Yuanjing Mingde	125,075	75,449
Total operating lease liabilities	133,339	79,759

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Operating lease cost from related parties
Operating lease cost from Yuanjing Mingde	1,529	18,358	18,092
Operating lease cost from Ziroom	49	100	175
Operating lease cost from brokerage firms	—	49	—
Total	1,578	18,507	18,267

Schedule of amounts due from, due to, and prepayments to related parties

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	349,375	345,212
IFM	7,799	7,400
Yuanjing Mingde	7,471	6,806
Tencent	175	2,258
Vanlian	209,087	—
Shengdu	6,431	—
Brokerage firms	10,485	19,551
Others	519	24,729
Total	591,342	405,956

Amounts due to related parties
Tencent	35,269	34,723
Ziroom	30,872	33,530
IFM	22,893	27,091
Yuanjing Mingde	8,569	6,983
Vanlian	143,804	—
Shengdu	1,498	—
Brokerage firms	339,911	315,977
Others	1,262	7,381
Total	584,078	425,685

As of December 31, 2022, all amounts due from and prepayments to related parties and amounts due to related parties were trade in nature.

Schedule of loan receivables from related parties

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Loan receivables from related parties
Short‑term loans to IFM	20,000	20,000
Short-term loans to others (a)	22,788	15,846
Current portion of long-term loans to Xinhewan (b)	—	14,617
Long-term loans to Xinhewan (b)	—	17,934
Long-term loans to others (a)	—	5,000
Total	42,788	73,397
(a)	The balance of loans to others included the loans provided to entities that the Group invested and has significant influence in for operating of business of these entities, net of allowance for credit losses.
(b)	In January 2022, the Group entered into a three-year RMB44.5 million loan agreement with Xinhewan at an annual fixed borrowing rate of 12%. The principal and interests are repayable to the Group in thirty-six equal instalments. As of December 31, 2022, RMB14.6 million of the loan was due within one year; the remaining RMB17.9 million was classified as long-term loan receivables from related parties on the consolidated balance sheet.